Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–114.10%(a)
Pennsylvania–110.11%
Allegheny (County of), PA; Series 2016 C-76, GO Bonds (b)	5.00%	11/01/2041	$2,820	$ 3,307,042
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	1,000	1,060,160
Allegheny (County of), PA Higher Education Building Authority (Duquesne University);
Series 1998, Ref. RB (INS -AMBAC)(c)	5.50%	03/01/2020	660	665,999
Series 2011 A, RB (d)(e)	5.50%	03/01/2021	550	579,326
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,171,550
Series 2018 A, Ref. RB (b)(f)	5.00%	04/01/2047	2,115	2,477,828
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(g)	2.10%	02/01/2037	750	739,238
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,153,166
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB (b)	5.00%	12/01/2045	2,120	2,435,859
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB (h)	5.00%	05/01/2022	250	265,255
Series 2018, RB (h)	5.00%	05/01/2042	615	695,565
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing);
Series 2017 A, Ref. RB	5.00%	05/15/2037	750	861,435
Series 2017 C, RB	5.00%	05/15/2047	475	525,987
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	1,058,740
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS -BAM)(c)	5.00%	11/15/2030	425	466,765
Series 2014, Ref. RB (INS -BAM)(c)	5.00%	11/15/2031	425	466,790
Bethlehem Area School District; Series 2010, GO Bonds (d)(e)	5.25%	01/15/2020	1,000	1,004,820
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	303,350
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB (d)(e)	5.38%	12/01/2021	1,100	1,189,782
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB (d)(e)	6.25%	11/15/2021	500	548,720
Series 2016 A, Ref. RB	5.00%	11/15/2046	500	566,800
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	861,137
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	749,008
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	1,500	1,840,965
Series 2019, RB	4.00%	12/01/2049	1,500	1,668,720
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	1,000	1,085,900
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	750	801,705
Commonwealth Financing Authority;
Series 2018, RB (b)(f)	5.00%	06/01/2034	2,500	3,043,050
Series 2018, RB (b)(f)	5.00%	06/01/2035	955	1,156,257
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/2040	870	873,376
Cumberland (County of), PA Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	1,270	1,391,933
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,198,720
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	600,224
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	249,271
Delaware (County of), PA Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	425	431,541
Delaware River Port Authority; Series 2010 D, RB (d)(e)	5.00%	01/01/2020	1,000	1,003,060
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	$ 540	$ 594,356
Series 2012, Ref. RB	5.00%	01/01/2027	535	586,328
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,377,260
Derry (Township of), PA Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD RB (LOC - PNC Bank N.A.)(i)(j)	1.08%	11/01/2030	380	380,000
Doylestown (City of), PA Hospital Authority;
Series 2013 A, RB (d)(e)	5.00%	07/01/2023	1,000	1,134,560
Series 2019 A, RB	4.00%	07/01/2045	250	261,440
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	650	756,776
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	500	536,790
Series 2014, RB	5.00%	07/01/2039	250	271,365
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	733,156
Series 2016, Ref. RB	5.00%	12/01/2039	370	423,380
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(i)(j)	1.08%	06/01/2037	1,835	1,835,000
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (d)(e)	5.37%	07/01/2020	1,000	1,024,310
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	518,824
Series 2018, Ref. RB	5.00%	12/01/2053	700	759,829
Series 2019, RB	5.00%	12/01/2039	385	423,377
Series 2019, RB	5.00%	12/01/2049	510	555,319
Series 2019, RB	5.00%	12/01/2054	1,000	1,084,910
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	1,515	1,600,885
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB	5.13%	06/01/2041	500	525,210
Series 2017 A-1, Ref. RB (b)	5.00%	02/15/2045	2,190	2,569,439
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	750	908,137
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	455	524,201
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,238,648
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	671,788
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2008 D, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(i)(j)	0.96%	07/01/2034	2,710	2,710,000
Series 2015, Ref. RB	5.00%	11/01/2035	210	236,013
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(i)(j)	1.08%	10/15/2025	2,234	2,234,000
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	2,000	2,168,240
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	825	843,703
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	651	654,166
Series 2014 B, RB (k)	7.50%	02/01/2044	172	82,009
Series 2014 C, RB (l)	0.00%	02/01/2044	516	139
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	750	784,515
Montgomery (County of), PA Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB (d)(e)	5.00%	06/01/2022	1,400	1,531,082
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	435,946
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	$ 750	$ 831,165
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	1,095,840
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	270	318,036
Series 2019, Ref. RB	4.00%	09/01/2049	1,000	1,081,640
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2012, Ref. RB	5.00%	11/15/2028	900	967,680
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2045	850	950,053
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (d)(e)	6.62%	12/01/2021	1,500	1,660,215
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,149,670
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB (b)	5.00%	11/01/2047	1,635	1,948,773
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	384,500
Series 2018 A, Ref. RB	4.00%	08/15/2048	645	688,396
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	920	966,699
Series 2019, Ref. RB	5.00%	11/01/2039	500	557,475
Series 2019, Ref. RB	5.00%	11/01/2044	950	1,051,118
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,158,349
Northeastern Pennsylvania (State of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	1,177,830
Pennsylvania (Commonwealth of);
First Series 2014, GO Bonds (b)	5.00%	06/15/2034	3,000	3,416,731
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	593,735
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	590	699,858
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	950	966,748
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB (b)	5.00%	08/15/2046	2,200	2,627,636
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, RB	5.00%	03/01/2034	500	532,110
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB (m)	5.00%	11/01/2041	1,200	1,287,756
Pennsylvania (State of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	920	1,065,148
Pennsylvania (State of) Economic Development Financing Authority (Covanta Holding Corp.); Series 2019 A, RB (h)(m)	3.25%	08/01/2039	1,250	1,251,037
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (m)	5.50%	11/01/2044	635	677,062
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (m)	5.00%	12/31/2034	1,235	1,425,672
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2042	535	546,155
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2005 B, VRD RB (LOC - Td Bank N.A.)(i)(j)	0.92%	05/01/2030	525	525,000
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB (d)(e)	6.00%	07/01/2020	500	514,065
Pennsylvania (State of) Higher Educational Facilities Authority (Holy Family University); Series 2013 A, RB	6.25%	09/01/2033	320	357,626
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,233,985
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB (d)(e)	5.00%	10/01/2022	1,300	1,439,607
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2034	500	514,250
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	$ 570	$ 607,438
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,222,967
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2017 A, RB	5.00%	08/15/2042	1,075	1,283,410
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health); Series 2019, RB	4.00%	08/15/2049	1,465	1,615,236
Pennsylvania (State of) Housing Finance Agency; Series 2019-131 A, Ref. RB	3.10%	10/01/2044	2,500	2,519,825
Pennsylvania (State of) Turnpike Commission;
Series 2009 C, RB (INS -AGM)(c)(k)	6.25%	06/01/2033	2,000	2,518,840
Series 2009 E, RB (k)	6.37%	12/01/2038	1,435	1,863,534
Series 2010 A-1, RB (d)(e)	5.00%	12/01/2019	500	500,000
Series 2018 A-2, RB	5.00%	12/01/2043	535	649,993
Series 2018 B, RB	5.25%	12/01/2048	630	765,645
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,234,440
Subseries 2010 A-2, RB (d)(e)(k)	5.50%	12/01/2020	180	187,774
Subseries 2010 A-2, Ref. RB (d)(e)(k)	5.50%	12/01/2020	820	855,416
Subseries 2010 B-2, RB (d)(e)(k)	5.00%	12/01/2020	235	243,991
Subseries 2010 B-2, RB (d)(e)(k)	5.00%	12/01/2020	125	129,783
Subseries 2010 B-2, RB (d)(e)(k)	5.13%	12/01/2020	500	520,000
Subseries 2010 B-2, Ref. RB (d)(e)(k)	5.00%	12/01/2020	265	275,274
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,000	1,187,070
Pennsylvania State University (The); Series 2019 A, RB	5.00%	09/01/2044	1,330	1,649,771
Philadelphia (City of), PA;
Ninth Series 2010, RB (d)(e)	5.25%	08/01/2020	390	400,495
Ninth Series 2010, RB	5.25%	08/01/2040	610	625,049
Series 2010 C, RB (d)(e)	5.00%	08/01/2020	970	995,162
Series 2010 C, RB (d)(e)	5.00%	08/01/2020	280	287,168
Series 2011, GO Bonds (d)(e)	6.00%	08/01/2020	500	516,050
Series 2017 A, RB (b)(f)	5.25%	10/01/2052	2,070	2,485,759
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	840,644
Series 2017 B, Ref. RB (m)	5.00%	07/01/2047	1,000	1,164,990
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	880	1,042,888
Series 2019 B, GO Bonds	5.00%	02/01/2039	300	367,626
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB (b)	5.00%	07/01/2042	1,500	1,707,810
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	1,108,180
Series 2017, Ref. RB	5.00%	07/01/2049	500	550,230
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB (d)(e)	5.00%	05/15/2020	1,500	1,525,905
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,167,660
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB (n)	6.12%	03/15/2043	585	585,000
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/2042	1,000	1,025,080
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	1,013,460
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	677,632
Philadelphia (City of), PA Industrial Development Authority (MaST Charter School); Series 2010, RB (d)(e)	6.00%	08/01/2020	700	721,763
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,634,430
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB (d)(e)	6.62%	12/15/2022	$ 750	$ 868,162
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (h)	6.50%	06/15/2033	945	961,046
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB (h)	5.00%	03/15/2045	540	574,981
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	982,884
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	598,227
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS -NATL)(c)	5.00%	06/01/2025	535	629,411
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS -AGM)(c)	5.00%	02/01/2031	1,000	1,022,210
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	500	561,965
Series 2019 A, RB (INS -AGM)(c)	5.00%	09/01/2044	1,200	1,465,008
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(i)(j)	1.08%	11/01/2029	410	410,000
School District of Philadelphia (The); Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,193,080
State Public School Building Authority (Harrisburg School District); Series 2016 A, Ref. RB (INS -AGM)(c)	5.00%	12/01/2030	1,055	1,243,265
Susquehanna Area Regional Airport Authority; Series 2012 A, RB (m)	5.00%	01/01/2027	1,185	1,289,766
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. RB (d)(e)	7.00%	08/01/2021	1,000	1,094,560
Washington (County of), PA Industrial Development Authority (Washington Jefferson College); Series 2010, RB (d)(e)	5.25%	05/01/2020	500	508,505
Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.00%	07/01/2028	500	533,295
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC-PNC Bank, N.A.)(i)(j)	1.08%	07/01/2027	740	740,000
Westmoreland (County of), PA Municipal Authority; Series 2013, RB (d)(e)	5.00%	08/15/2023	750	854,287
Wilkes-Barre (City of), PA Finance Authority (University of Scranton); Series 2010, RB (d)(e)	5.00%	11/01/2020	850	879,410
				164,819,215
Guam–2.94%
Guam (Territory of); Series 2011 A, RB	5.13%	01/01/2042		785	819,328
Guam (Territory of) (Section 30); Series 2009 A, RB (d)(e)	5.75%	12/01/2019		1,250	1,250,000
Guam (Territory of) Power Authority;
Series 2010 A, RB (d)(e)	5.50%	10/01/2020		410	424,678
Series 2012 A, Ref. RB	5.00%	10/01/2034		520	554,747
Guam (Territory of) Waterworks Authority;
Series 2010, RB (d)(e)	5.62%	07/01/2020		1,000	1,026,160
Series 2014 A, Ref. RB	5.00%	07/01/2029		285	319,043
					4,393,956
Virgin Islands–0.72%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB (m)	5.00%	09/01/2029		575	577,524
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		500	500,940
					1,078,464
Puerto Rico–0.33%
Children’s Trust Fund; Series 2002, RB	5.38%	05/15/2033		210	213,188
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB (l)	0.00%	07/01/2027	$ 350	$ 278,838
				492,026
TOTAL INVESTMENTS IN SECURITIES(o)–114.10% (Cost $162,007,191)					170,783,661
FLOATING RATE NOTE OBLIGATIONS–(10.41)%
Notes with interest and fee rates ranging from 1.62% to 1.72% at 11/30/2019 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052(p)					(15,585,000)
OTHER ASSETS LESS LIABILITIES–(3.69)%					(5,518,644)
NET ASSETS–100.00%					$149,680,017
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Fund.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,095,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $3,747,884, which represented 2.50% of the Fund’s Net Assets.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Zero coupon bond issued at a discount.
(m)	Security subject to the alternative minimum tax.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Fund’s investments with a value of $27,176,184 are held by TOB Trusts and serve as collateral for the $15,585,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$170,198,661	$585,000	$170,783,661
Invesco Pennsylvania Tax Free Income Fund